Taxation - Summary of Factors Affecting Our Taxation Expense for the Year (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Line Items]
Profit before tax		£ 2,898	£ 2,804	£ 2,551
Expected taxation expense at UK rate of 19% (2017/18: 19%, 2016/17: 20%)		(551)	(533)	(510)
(Higher) lower taxes on non-UK profits		(7)	(8)	(29)
Net permanent differences between tax and accounting		(35)	(100)	(183)
Adjustments in respect of earlier years		8	3	59
Prior year non-UK losses used against current year profits		21	16	120
Non-UK losses not recognised			(9)	(8)
Lower taxes on profit on disposal of business				3
Re-measurement of deferred tax balances		13	11	63
Total taxation expense		(551)	(620)	(485)
Specific Items [Member]
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Line Items]
Profit before tax	[1]	(564)	(828)	(1,178)
Total taxation expense	[1]	(112)	(87)	(217)
Before Specific Items [Member]
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Line Items]
Profit before tax		3,462	3,632	3,729
Total taxation expense		£ (663)	£ (707)	£ (702)

[1]	For a definition of specific items, see page [210]. An analysis of specific items is provided in note 10.